DEFFERED TAXES AND OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2014
Deferred Revenue and Credits, Noncurrent [Abstract]
Other Liabilities Disclosure [Text Block]	NOTE 13:- DEFFERED TAXES AND OTHER LONG-TERM LIABILITIES
	December 31,
	2014	2013

Provision for warranty	$208	$238
Deferred taxes	-	5,381
Deferred revenues	90	93

	$298	$5,712